OTHER LONG-TERM LIABILITIES (Tables)	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
Schedule of lease obligation

		September 30, 2023	December 31, 2022
		$	$
Unsecured debentures - 2021	(a)	8,081	6,587
Term loan	(b)	8,876	—
Lease obligation	(c)	1,653	1,883
Vehicles		45	69
Less: Current portion		(4,866)	(7,036)
		13,789	1,503

Schedule of long term lease liabilities

September 30, 2023
$
Undiscounted minimum lease payments:
Less than one year	490
One to two years	495
Two to three years	491
Three to six years	301
1,777
Effect of discounting	(124)
Present value of minimum lease payments – total lease liability	1,653
Less: Current portion	(433)
Long-term lease liabilities	1,220